Consolidated Statements of Cash Flows R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Cash flows from operating activities:
Net loss	$ (51,495)	R$ (170,345)	R$ (151,896)	R$ (99,513)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	7,691	25,443	1,167	(830)
Depreciation and amortization	9,619	31,820	31,173	20,968
Loss on disposal of property and equipment, and intangible assets	60	199	901	923
Share-based payment	(4,190)	(13,860)	930	(3,444)
Provision for labor, civil and tax risks	3,057	10,111	1,247	2,143
Interest expense, net	34,086	112,757	92,436	66,403
Provision for inventory losses	1,627	5,382	849	18
Other	55	181	(134)	(112)
(Increase) decrease in:
Restricted cash	771	2,549	(8)	(21,937)
Derivative financial instruments			148	(148)
Trade accounts receivable	22,506	74,450	67,887	(13,306)
Inventories	(34,487)	(114,082)	(77,195)	(116,337)
Recoverable taxes	(15,935)	(52,714)	(56,502)	(18,574)
Judicial deposits	(10,610)	(35,097)	(39,940)	(29,230)
Other assets	1,336	4,426	(21,109)	(15,697)
Increase (decrease) in:
Derivative financial instruments	(56)	(186)	(209)	(2,781)
Trade accounts payable	10,366	34,290	94,563	117,041
Reverse factoring	36,596	121,061	8,104	19,763
Taxes and contributions payable	1,547	5,117	9,177	(11,718)
Deferred revenue	(1,101)	(3,641)	(1,875)	34,750
Accrued expenses	(563)	(1,862)	29,493	37,031
Share-based payment	(715)	(2,366)	(715)	(2,421)
Other liabilities	(2,658)	(8,794)	(9,349)	13,914
Net cash provided by (used in) operating activities	7,507	24,839	(20,857)	(23,094)
Cash flows from investing activities:
Purchase of property and equipment	(2,376)	(7,861)	(25,234)	(21,773)
Purchase of intangible assets	(14,931)	(49,393)	(47,066)	(24,607)
Interest received on installment sales	626	2,071	6,987	16,740
Restricted cash	1,876	6,206	760	(2,327)
Net cash provided by (used in) investing activities	(14,805)	(48,977)	(64,553)	(31,967)
Cash flows from financing activities:
Proceeds from debt	48,363	159,984	162,631	172,652
Payments of debt	(51,529)	(170,459)	(102,552)	(180,027)
Payments of interest	(33,443)	(110,631)	(107,286)	(79,722)
Proceeds from issuance of common shares	127,922	423,166		146,194
Net cash provided by (used in) financing activities	91,313	302,060	(47,207)	59,097
Effect of exchange rate changes on cash and cash equivalents	2,036	6,736	(5,143)	2,656
Change in cash and cash equivalents	86,051	284,658	(137,760)	6,692
Cash and cash equivalents, beginning of period	33,647	111,304	249,064	242,372
Cash and cash equivalents, end of period	119,698	395,962	111,304	249,064
Change in cash and cash equivalents	86,051	284,658	(137,760)	6,692
Non-cash investing and financing activities:
Acquisition of property and equipment and intagible assets (Note 16)	517	1,710	R$ 4,677	R$ 1,869
Deferred offering costs reclassified to equity (Note 21b)	2,058	6,808
Convertible notes converted to common shares (Note 21c)	28,462	94,151
Reclassification of share-based payment from Cash-settled arrangement to Equity-settled arrangement (Note 22b)	$ 4,143	R$ 13,706